Revenues from Contracts with Customers	6 Months Ended
Jun. 30, 2018
Revenues from Contracts with Customers
Revenues from Contracts with Customers

9. Revenues from Contracts with Customers

        The Group has recognized the following amounts relating to revenues:

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Revenues from time charters	121,581	127,573	242,283	252,467
Revenues from The Cool Pool Limited (GasLog vessels)	8,023	5,047	15,378	18,452
Revenues from vessel management services	326	204	554	383

Total	129,930	132,824	258,215	271,302

        Revenues from The Cool Pool Limited relate to revenues received from GasLog's vessels operating in the Cool Pool and do not include the net pool allocation to GasLog of $6,958 and $15,611 for the three and six months ended June 30, 2018, respectively ($492 and $1,320 for the three and six months ended June 30, 2017, respectively).